Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets and liabilities posted cash collateral	$ 35	$ 79
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	1	2
Available-for-Sale Securities, Current	1	1
Available for Sale Securities, Noncurrent	93	93
Deferred Compensation Assets	221	214
Total Assets	323	318
Foreign Exchange Forward Contracts, Liabilities	1	1
Total Liabilities	3	1
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	0	0
Available-for-Sale Securities, Current	0	0
Available for Sale Securities, Noncurrent	3	4
Deferred Compensation Assets	13	23
Total Assets	16	27
Foreign Exchange Forward Contracts, Liabilities	0	0
Total Liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	1	3
Available-for-Sale Securities, Current	1	1
Available for Sale Securities, Noncurrent	26	24
Deferred Compensation Assets	208	191
Total Assets	262	248
Foreign Exchange Forward Contracts, Liabilities	2	1
Total Liabilities	57	102
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	0	0
Available-for-Sale Securities, Current	0	0
Available for Sale Securities, Noncurrent	64	65
Deferred Compensation Assets	0	0
Total Assets	64	65
Foreign Exchange Forward Contracts, Liabilities	0	0
Total Liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Exchange Forward Contracts, Assets	0	(1)
Available-for-Sale Securities, Current	0	0
Available for Sale Securities, Noncurrent	0	0
Deferred Compensation Assets	0	0
Total Assets	(19)	(22)
Foreign Exchange Forward Contracts, Liabilities	(1)	0
Total Liabilities	(54)	(101)
Commodity [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives	7	8
Derivative Financial Instruments, Liabilities	2	0
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives	0	0
Derivative Financial Instruments, Liabilities	0	0
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives	26	29
Derivative Financial Instruments, Liabilities	55	101
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives	0	0
Derivative Financial Instruments, Liabilities	0	0
Commodity [Member] | Fair Value, Measurements, Recurring [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity Derivatives	(19)	(21)
Derivative Financial Instruments, Liabilities	$ (53)	$ (101)